Commitments And Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies [Abstract]
Rent expenses	$ 27	$ 9	$ 8
2018 required efficiency spending amount	$ 50
Percentage of full time employees represented by labor union	19.00%
Expiration date of collective bargaining agreement	Oct. 25, 2018